Note 34 - Other contingent assets and liabilities	12 Months Ended
Dec. 31, 2017
Other contingent assets and liabilities
Disclosure of other contingent assets and liabilities

Other contingent assets and liabilities

As of December 31, 2017, 2016 and 2015, there were no material contingent assets or liabilities other than those disclosed in the accompanying notes to the financial statements